FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  September 30, 2002

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		September 30, 2002

Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		44

Form 13F Information Table Value Total:		$116146

FORM 13F INFORMATION TABLE

Name of Issuer
Title of Class
Cusip
Value
(1,000)
Shares
Investment Discretion
Managers Voting Authority






Sole
Shared
None
ALDERWOODS GROUP
COM
014383103
    650
100000
DEFINED
X


ALLIANCE SEMICON
COM
01877H100
    190
50000
DEFINED 01
X


ALLTEL
COM
020039103
  2207
55000
DEFINED 01
X


ALLTEL
COM
020039103
  1485
37000
DEFINED 01


X
AMERICAN PWR CONV
COM
029066107
    239
25000
DEFINED 01
X


AT&T WIRELESS
COM
00209A106
  1052
255307
DEFINED 01
X


AT&T WIRELESS
COM
00209A106
    206
50000
DEFINED 01


X
AT&T
COM
001957109
    538
44773
DEFINED 01


X
BIG DOG HLDINGS
COM
089128102
   1051
296000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  1918
50000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  1918
50000
DEFINED 01


X
CAPITAL AUTOMOTIV
COM
139733109
  6160
246599
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
  1249
50000
DEFINED 01


X
CHINA YUCHAI
COM

    885
250000
DEFINED 01
X


CANNONDALE
COM
137798104
    936
482700
DEFINED 01
X


CIT GROUP
COM
125581108
    917
51000
DEFINED 01
X


COMCAST
COM
200300200
    926
44400
DEFINED 01
X


COMCAST
COM
200300200
    626
30000
DEFINED 01


X
COX COMMUNICAT
COM
224044107
  8032
326650
DEFINED 01
X


COX COMMUNICAT
COM
224044107
  1818
73920
DEFINED 01


X
DREYER'S GRAND
COM
261878102
17465
250000
DEFINED 01
X


EQUIFAX
COM
294429105
  2659
122300
DEFINED 01
X


EQUIFAX
COM
294429105
  1087
50000
DEFINED 01


X
ENRON RESOURCES
COM
293562104
  1701
47300
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
    407
75000
DEFINED 01
X


FRESH DEL MONTE
COM

  6551
256000
DEFINED 01
X


FRESH DEL MONTE
COM

  2559
100000
DEFINED 01


X
GEMSTAR
COM
36866W106
      50
20000
DEFINED 01
X


GLACIER WATER
COM
376395109
  2202
169400
DEFINED 01
X


HELLENIC TELECOM
COM
423325307
  1130
200000
DEFINED 01
X


NUEVO GR. IUSACELL
COM
670512100
      43
65231
DEFINED 01
X


MERIDIAN RESOURCES
COM
58977Q109
  1424
675000
DEFINED 01
X


NOVELL
COM
670006105
    168
80200
DEFINED 01
X


NUEVO ENERGY
COM
670509108
      82
7500
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
12697
522500
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
23975
930000
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
  1289
50000
DEFINED 01


X
SCIQUEST
COM
80908Q107
    124
200000
DEFINED 01
X


SOLUTIA
COM
834376105
    914
175000
DEFINED 01
X


SOLUTIA
COM
834376105
    522
100000
DEFINED 01


X
SUPERVALU
COM
868536103
  3823
236700
DEFINED 01
X


SUPERVALU
COM
868536103
    808
50000
DEFINED 01


X
TUBOS DE ACERO
COM
898592506
    732
85000
DEFINED 01
X


TV AZTECA ADR
COM
901145102
    731
150000
DEFINED 01
X




TOTAL						116146